Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2011
Cash and Cash Equivalents
Schedule of Cash and Cash Equivalents

	2010	2011
	Millions of yen
Cash	¥701,481	¥875,463
Commercial paper	20,000	199,977
Time deposits, certificates of deposit and other	189,581	359,718

Total	¥911,062	¥1,435,158